Transactions with related parties	6 Months Ended
Jun. 30, 2020
Transactions with related parties
Transactions with related parties

Note 11. Transactions with related parties

Transactions with related parties are described in Note 27 to the annual financial statements in SEK’s 2019 Annual Report on Form 20-F. During the first half of the year 2020, SEK utilized the credit facility it has with the Swedish National Debt Office and borrowed Skr 10 billion. No other material changes have taken place in relation to transactions with related parties compared to that description.